Average Annual Total Returns - FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO - FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO - Fidelity Advisor Floating Rate High Income Fund	Dec. 30, 2023
Fidelity Advisor Floating Rate High Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(3.34%)
Past 5 years	2.20%
Past 10 years	2.61%
Fidelity Advisor Floating Rate High Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(5.17%)
Past 5 years	0.51%
Past 10 years	0.97%
Fidelity Advisor Floating Rate High Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(1.99%)
Past 5 years	0.95%
Past 10 years	1.25%
Fidelity Advisor Floating Rate High Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(2.31%)
Past 5 years	1.98%
Past 10 years	2.29%
Fidelity Advisor Floating Rate High Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(3.35%)
Past 5 years	2.17%
Past 10 years	2.56%
Fidelity Advisor Floating Rate High Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(0.37%)
Past 5 years	3.03%
Past 10 years	3.14%
Fidelity Advisor Floating Rate High Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(0.27%)
Since Inception	2.80%	[1]
SP026
Average Annual Return:
Past 1 year	(0.77%)
Past 5 years	3.43%
Past 10 years	3.89%

[1]	AFrom October 2, 2018.